Discontinued Operations - Schedule of Remaining Unresolved Components of Contingent Consideration Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remaining Unresolved of Contingent Consideration Receivable [Abstract]
Physician Advance Consideration		$ 199,645
IPO Share Consideration	1,463,518	1,463,518
Total contingent consideration receivable	$ 1,463,518	$ 1,663,163